Note 13 - Shareholder's Equity	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
13.	Shareholder’s Equity

a.	Authorized Share Capital

The Company is authorized to issue an unlimited number of common shares without par value. As at December 31, 2024, the Company had 14,809,197 ( December 31, 2023 – 13,962,832 and December 31, 2022 – 8,796,494) common shares outstanding.

b.	Issued Share Capital

On December 31, 2024, the Company completed a share consolidation on the basis of one new post-consolidation common share for every 4 pre-consolidation common shares. All prior share capital information has been presented based on this ratio.

During the year ended December 31, 2024, the Company issued common shares as follows:

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On February 27, 2024, the Company settled a total of $134 of earned performance-based incentive cash payments to certain non-officer employees by issuing a total of 41,314 common shares at a market price of $3.24 per share to these individuals. The expense was recorded in salaries and benefits.

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On March 21, 2024, the Company issued an aggregate of 210,760 common shares at a market issue price of $2.5756 per common share in satisfaction of a portion of the interest payable to certain of the holders of US$51,000 principal amount of 8.99% senior secured convertible notes.

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On November 27, 2024, the Company closed a financing transaction with the holders of the 2027 Notes for gross proceeds of US$5,000 and issued 443,225 common shares and 1,136,364 detachable common share purchase warrants, valued at $1,221 (net of transaction costs of $180 and $694 (net of transaction costs of $89), respectively (see Note 11).

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During the year ended December 31, 2024, the Company issued 18,568 common shares for the exercise of deferred share units, 130,414 common shares for the exercise of restricted share units and 2,083 for the exercise of performance share units.

During the year ended December 31, 2023, the Company issued common shares as follows:

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The Company made an interest payment of $795 (US$591) to a convertible noteholder, which was settled by issuing 165,200 common shares at an average price of $4.81 (US$3.56). There were no significant transaction costs incurred in relation to this transaction.

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$840 (US$626) of convertible notes were converted by noteholders which resulted in the Company issuing a total of 75,603 common shares. The Company also made interest make-whole payments to the noteholders upon conversion totaling $158 (US$135) which was settled by issuing 16,533 common shares. There were no significant transaction costs incurred in relation to the conversions.

●	The Company issued 19,375 common shares to the placement agent for 2028 Notes to settle $240 of transaction costs.

●	The Company issued 764 common shares for the exercise of restricted share units.

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The Company issued 2,500 common shares (at issue price of $3.00) for an easement obtained on lands adjacent to the Company’s refinery facilities for the purpose of installing, operating and maintaining certain electrical works servicing water pumping facilities at the refinery.

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On August 11, 2023, the Company completed a private placement for gross proceeds of $21,500 (net proceeds of $19,960), consisting of a brokered placement for $16,500 and a non-brokered placement for $5,000 (the “Offering”). Under the terms of the Offering, the Company issued 4,886,364 units, at a price of $4.40 per unit. Each unit consists of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to purchase one common share at a price of $6.96 at any time on or before August 11, 2025. As consideration for services under the brokered Offering, the Company paid to the agents a cash commission of $445 equivalent to 6% of gross proceed of brokered placement and issued to the agents 225,000 non-transferable broker warrants of the Company entitling the holder to acquire one common share at a price of $4.40 at any time on or before August 11, 2025. The broker warrants were measured based on the fair value of the warrants issued as the fair value of the consideration for the services cannot be estimated reliably.

During the year ended December 31, 2022, the Company issued common shares as follows:

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On November 15, 2022, the Company completed a best-efforts, overnight-marketed offering by issuing 586,250 Units at a Unit price of US$9.40 per Unit for gross proceeds of $7,343 (US$5,511). Each Unit consisted of one common share in the share capital of the Company and one full common share purchase warrant (each full warrant a “Warrant”). Each Warrant entitles the holder thereof to purchase one additional common share at a price of US$12.40 for a period of three years. The transaction costs associated with the issuance were $433 (US$325) in cash and an additional 34,538 Broker Warrants to purchase 34,538 Broker Warrant Units (consisting of one common share and one Warrant) at any time over the next three years after closing date of the Offering.

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89,039 common shares from the exercise of warrants, options, deferred share units, restricted share units and performance share units. The total proceeds from the warrant exercises were $970 at an exercise price of $15.12, option exercises were $140 at an exercise price at $10.08.

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180,216 common shares at an average price of $20.52 per share for gross proceeds of approximately $3,701 under its ATM Program. The transaction costs associated with these issuances were $92, which reflect commissions paid to CIBC Capital Markets and SEC fee.

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US$3,500 of 2026 Notes were converted by Noteholders which resulted in the Company issuing a total of 197,276 common shares. The Company also made interest make-whole payments to the Noteholders upon conversion totalling US$485. There were no significant transaction costs incurred in relation to the conversions.